Intangible Assets (Details)	May 04, 2021 CAD ($)	May 04, 2021 USD ($)
Disclosure Of Intangible Assets Text Block Abstract
Paid salaries	$ 198,039	$ 160,000
Estimated remaining life	14 years 7 months 6 days	14 years 7 months 6 days